Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss for the period	$ (44,117,305)	$ (24,250,049)
Items not involving cash:
Amortization of intangible asset (Note 12)	55,795	55,795
Depreciation expense (Note 10)		28,003
Interest expense on lease liability (Note 11)	3,691	9,340
Interest income on net investment in lease (Note 11)	(3,691)	(6,369)
Stock-based compensation (Note 14, 17)	5,394,914	6,039,724
Unrealized foreign exchange	(452,134)	294,337
Change in fair value of warrant derivative (Note 15)	18,962,059	135,959
Loss on derecognition of equipment (Note 10)		6,851
Net investment in sub-sublease (Note 11)		6,819
Changes in non-cash working capital:
Receivables (Note 9)	334,476	(165,092)
Prepaid expenses (Note 8, 16)	591,223	(223,735)
Accounts payable and accrued liabilities (Note 13, 14)	(268,239)	1,227,383
Cash flows from operating activities	(19,499,211)	(16,841,034)
Investing Activities
Payments received from net investment in lease (Note 11)	100,926	58,874
Cash flows from investing activities	100,926	58,874
Financing Activities
Repayment of lease liability (Note 11)	(100,926)	(100,926)
Gross proceeds from issuance of common shares (Note 15, 16)	16,884,659	23,011,788
Share issue costs - cash (Note 16)	(892,783)	(1,630,342)
Warrant and option exercises (Note 17)	7,872,987	1,414,591
Cash flows from financing activities	23,763,937	22,695,111
Effect of foreign exchange on cash and cash equivalents	436,494	(305,006)
Net (decrease) increase in cash and cash equivalents	4,802,146	5,607,945
Cash and cash equivalents, beginning of period	17,267,489	11,659,544
Cash and cash equivalents, end of period	22,069,635	17,267,489
Non-cash transactions:
Finder's/Broker's warrants		187,139
Fair value of options allocated to share capital	3,928,111	1,009,835
Fair value of warrants allocated to share capital	$ 322,058	$ 18,250